UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06621

        Nuveen Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 5.8% (3.5% of Total Investments)
$ 6,995	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	Aa1	$ 6,689,878
	2006C-2, 5.000%, 11/15/39 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
3,500	5.250%, 11/15/20	11/15 at 100.00	Baa2	3,200,645
1,000	5.000%, 11/15/30	11/15 at 100.00	Baa2	773,810
12,000	Birmingham Waterworks And Sewer Board, Alabama, Water and Sewer Revenue Bonds,	1/17 at 100.00	AAA	11,030,040
	4.500%, 1/01/39 – AMBAC Insured (UB)
1,960	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,569,784
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,690	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,976,793
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
6,255	University of South Alabama, Student Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	3/14 at 100.00	A1	6,241,802
	FGIC Insured
33,400	Total Alabama			31,482,752
	Arizona – 0.6% (0.3% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB	183,392
265	5.250%, 12/01/25	12/15 at 100.00	BBB	241,889
590	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	1/10 at 100.00	Aa3	593,168
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured
2,750	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	2,103,283
	5.000%,12/01/37
3,805	Total Arizona			3,121,732
	Arkansas – 0.2% (0.1% of Total Investments)
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	885,220
	Series 2005B, 5.000%, 2/01/25
	California – 17.1% (10.4% of Total Investments)
5,690	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	Aa2	5,843,004
	12/01/21 – AMBAC Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
4,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	4,601,440
5,500	5.375%, 5/01/21 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	6,233,700
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount
	University, Series 2001A:
3,255	0.000%, 10/01/23 – MBIA Insured	No Opt. Call	A2	1,394,670
5,890	0.000%, 10/01/24 – MBIA Insured	No Opt. Call	A2	2,344,102
7,615	0.000%, 10/01/25 – MBIA Insured	No Opt. Call	A2	2,815,570
3,740	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	3,509,317
	Series 2005, 5.000%, 11/15/27
2,550	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	2,501,933
	Series 2009B, 5.500%, 10/01/39
2,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A	11/16 at 100.00	Aa3	2,079,275
	5.000%, 11/15/42 (UB)
2,055	California Infrastructure Economic Development Bank, Infrastructure State Revolving Fund	10/14 at 100.00	AA+	2,136,522
	Revenue Bonds, Series 2004, 5.000%, 10/01/21
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	706,140
	Health System, Series 2005A, 5.000%, 7/01/39
5,355	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	Aa3	5,231,139
	Option Bond Trust 3175, 11.971%, 11/15/48 (IF)
2,500	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	A	2,751,700
7,440	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/25	2/14 at 100.00	A	7,500,636
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	1,931,426
	Company, Series 1996A, 5.300%, 7/01/21
2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	A	2,268,350
	Redevelopment Project, Series 2005A, 5.000%, 10/01/23 – AMBAC Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	18,811,797
	1995A, 0.000%, 1/01/21 (ETM)
1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A–	1,205,726
	5.000%, 9/01/27 – AMBAC Insured
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	600,150
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms
	Improvement Area 4, Series 2005A:
1,420	5.000%, 9/01/25	9/15 at 102.00	N/R	958,812
435	5.100%, 9/01/30	9/15 at 102.00	N/R	272,045
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa3	218,358
275	5.000%, 9/01/23	9/15 at 102.00	Baa3	233,013
2,220	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	A3	2,107,490
	Project, Series 2004A, 5.000%, 9/01/20 – SYNCORA GTY Insured
960	San Francisco Redevelopment Agency, California, Hotel Tax Revenue Bonds, Series 1994, 6.750%,	1/10 at 100.00	AAA	961,738
	7/01/25 – FSA Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
4,595	0.000%, 1/15/32 – MBIA Insured	No Opt. Call	A	782,804
32,400	0.000%, 1/15/34 – MBIA Insured	No Opt. Call	A	4,681,476
6,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	A	5,859,240
	Project, Series 2004A, 5.250%, 8/01/19 – MBIA Insured
3,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	1/14 at 100.00	A+	2,879,370
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured
147,430	Total California			93,420,943
	Colorado – 2.2% (1.3% of Total Investments)
1,700	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	AA–	1,762,645
	2004, 5.000%, 12/01/22 – FGIC Insured
	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan
	Society, Series 2005:
1,745	5.250%, 6/01/23	6/16 at 100.00	A–	1,683,349
475	5.000%, 6/01/29	6/16 at 100.00	A–	421,814
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	A–	352,820
	5.000%, 3/01/25
305	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	329,055
	(Alternative Minimum Tax)
6,925	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	BBB–	5,766,863
	Hotel, Series 2006, 5.125%, 12/01/25 – SYNCORA GTY Insured
1,700	Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds, Boston Lofts Project, Series	10/09 at 100.00	BBB	1,697,943
	1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)
13,250	Total Colorado			12,014,489
	Connecticut – 1.0% (0.6% of Total Investments)
5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AA	5,282,300
	5.000%, 1/01/21 – FGIC Insured
	District of Columbia – 3.0% (1.8% of Total Investments)
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
11,720	0.000%, 4/01/27 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 39.61	A (4)	4,542,320
13,780	0.000%, 4/01/28 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 37.21	A (4)	5,017,711
15,855	0.000%, 4/01/29 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 35.07	A (4)	5,440,802
1,335	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	1,140,944
	Revenue Bonds, Series 2007, Residuals 1606, 11.216%, 10/01/30 – AMBAC Insured (IF)
42,690	Total District of Columbia			16,141,777
	Florida – 2.2% (1.4% of Total Investments)
4,230	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A–	3,700,869
	Series 2005, 5.000%, 4/01/24
2,500	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Refunding Bonds,	10/10 at 100.00	Baa1	2,329,675
	Baptist Hospital and Baptist Manor, Series 1998, 5.125%, 10/01/19
555	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-11, 5.850%,	1/10 at 100.00	AAA	556,959
	1/01/22 – FSA Insured (Alternative Minimum Tax)
3,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	2,030,040
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%,
	4/01/30 (Alternative Minimum Tax)
1,700	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special	5/12 at 102.00	BBB–	1,422,186
	Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured
2,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	2,203,878
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
15,040	Total Florida			12,243,607
	Georgia – 1.8% (1.1% of Total Investments)
500	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health	1/14 at 100.00	BBB	412,285
	University Medical Center Inc., Series 2004A, 5.375%, 1/01/26
10	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	AAA	11,600
	5.250%, 11/01/15 (Pre-refunded 11/01/13) – MBIA Insured
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
3,405	5.250%, 11/01/15 – MBIA Insured	11/13 at 100.00	AA	3,706,989
3,365	5.000%, 11/01/18 – MBIA Insured	11/13 at 100.00	A1	3,517,603
2,235	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia,	12/14 at 100.00	N/R	2,262,155
	Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured
9,515	Total Georgia			9,910,632
	Idaho – 1.0% (0.6% of Total Investments)
115	Idaho Housing Agency, Senior Lien Single Family Mortgage Bonds, Series 1995F, 6.450%, 7/01/27	1/10 at 100.00	Aaa	117,832
	(Alternative Minimum Tax)
3,135	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood Terrace	3/12 at 105.00	Aaa	3,306,641
	Project, Series 2002A-1, 7.250%, 3/20/37
175	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996G, 6.350%,	1/10 at 100.00	Aa1	178,271
	7/01/26 (Alternative Minimum Tax)
165	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000B, 6.250%,	1/10 at 100.00	Aa2	169,373
	7/01/22 (Alternative Minimum Tax)
265	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	7/10 at 100.00	Aaa	275,515
	7/01/20 (Alternative Minimum Tax)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
1,000	5.250%, 9/01/30	9/16 at 100.00	BBB–	790,060
470	5.250%, 9/01/37	9/16 at 100.00	BBB–	352,486
5,325	Total Idaho			5,190,178
	Illinois – 15.2% (9.2% of Total Investments)
5,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	2,821,450
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
22,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/25 –	No Opt. Call	AA–	10,429,560
	FGIC Insured
1,175	Chicago, Illinois, GNMA Collateralized Multifamily Housing Revenue Bonds, Bryn Mawr-Belle	12/09 at 102.00	Aaa	1,191,803
	Shores Project, Series 1997, 5.800%, 6/01/23 (Alternative Minimum Tax)
2,570	Chicago, Illinois, Tax Increment Allocation Bonds, Read-Dunning Redevelopment Project, Series	1/10 at 100.00	N/R	2,570,334
	1996B, 7.250%, 1/01/14
2,510	Chicago, Illinois, Tax Increment Allocation Bonds, Sanitary Drainage and Ship Canal	1/10 at 100.00	N/R	2,511,381
	Redevelopment Project, Series 1997A, 7.750%, 1/01/14
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation	No Opt. Call	Aa3 (4)	2,898,178
	Bonds, Series 2001, 0.000%, 12/01/20 – FGIC Insured (ETM)
2,575	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	Baa1	1,517,087
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – MBIA Insured
3,615	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	N/R (4)	2,299,212
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – MBIA Insured (ETM)
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,000	5.250%, 11/15/14	5/14 at 100.00	A	2,058,020
4,420	5.250%, 11/15/15	5/14 at 100.00	A	4,501,019
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	312,228
1,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,914,364
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	1,119,590
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
3,090	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	A–	2,950,363
	6.000%, 7/01/33
3,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	Aa3	3,441,750
	Series 1993C, 6.000%, 4/01/18
	Illinois Housing Development Authority, Housing Finance Bonds, Series 2000A:
175	5.750%, 9/01/10 (Alternative Minimum Tax)	3/10 at 100.00	AA	177,172
1,245	6.200%, 9/01/20 (Alternative Minimum Tax)	3/10 at 100.00	AA	1,249,743
11,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 –	No Opt. Call	AA–	12,803,338
	FGIC Insured
2,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 2/01/18 –	2/12 at 100.00	AA–	2,159,040
	FGIC Insured
	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation
	Refunding Bonds, Series 2001B:
3,230	0.000%, 11/01/19 – FSA Insured	No Opt. Call	Aa3	2,081,283
1,740	0.000%, 11/01/21 – FSA Insured	No Opt. Call	Aa3	983,726
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	AAA	4,684,385
	Illinois, General Obligation Bonds, Series 2002, 5.250%, 12/01/20 –
	FSA Insured (UB)
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
855	5.250%, 1/01/25	1/16 at 100.00	AA	860,976
1,750	5.250%, 1/01/30	1/16 at 100.00	AA	1,757,490
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	N/R	9,071,736
	General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation	No Opt. Call	A1	1,689,430
	School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured
2,540	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	2,569,235
	Project, Series 2002A, 5.000%, 12/15/28 – MBIA Insured
110,195	Total Illinois			82,623,893
	Indiana – 2.9% (1.8% of Total Investments)
1,000	Ball State University, Indiana, Student Fee Revenue Bonds, Series 2002K, 5.750%, 7/01/20	1/12 at 100.00	A+ (4)	1,114,780
	(Pre-refunded 1/01/12) – FGIC Insured
3,500	Indiana Bond Bank, Special Program Bonds, East Chicago Facilities Building Corporation, Series	2/10 at 101.00	AA (4)	3,634,470
	2000A, 6.125%, 2/01/25 (Pre-refunded 2/01/10) – AMBAC Insured
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2000:
805	5.375%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 100.00	AA+ (4)	856,464
4,195	5.375%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 100.00	AA+ (4)	4,463,186
	Indiana University, Student Fee Revenue Bonds, Series 2004P:
2,750	5.000%, 8/01/22 – AMBAC Insured	8/14 at 100.00	Aa1	2,880,488
1,600	5.000%, 8/01/24 – AMBAC Insured	8/14 at 100.00	Aa1	1,665,088
1,550	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/15 at 100.00	BBB–	1,298,358
	2005, 5.250%, 2/15/23
15,400	Total Indiana			15,912,834
	Iowa – 1.6% (1.0% of Total Investments)
2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical Center, Series 2000,	7/10 at 100.00	A1	2,005,140
	6.250%, 7/01/25
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	4,785,280
	5.500%, 6/01/42
1,920	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	2,056,646
	2001B, 5.300%, 6/01/25 (Pre-refunded 6/01/11)
11,920	Total Iowa			8,847,066
	Kansas – 0.0% (0.0% of Total Investments)
90	Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue	No Opt. Call	Aaa	91,960
	Refunding Bonds, Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)
	Louisiana – 6.9% (4.1% of Total Investments)
190	Bossier Public Trust Financing Authority, Louisiana, Single Family Mortgage Revenue Refunding	8/09 at 100.00	AAA	190,148
	Bonds, Series 1995B, 6.125%, 8/01/28
1,935	East Baton Rouge Parish Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed	10/09 at 100.00	Aaa	1,937,786
	Securities Program Single Family Mortgage Revenue Bonds, Series 1994C, 6.350%, 10/01/28
	(Alternative Minimum Tax)
4,350	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006,	6/16 at 100.00	A–	3,968,897
	5.000%, 6/01/22 – AMBAC Insured
4,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	3,473,160
	Lady Health System, Series 2005A, 5.250%, 8/15/31
2,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	2,192,859
	Series 2007A, 5.500%, 5/15/47
	Louisiana State, Gasoline and Fuel Tax Revenue Bonds, Series 2006A:
14,550	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	14,231,355
5,920	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AA	5,340,728
2,485	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	12/09 at 100.00	AAA	2,491,660
	5.950%, 11/01/15 – FSA Insured
4,390	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	3,523,019
	Series 2001B, 5.875%, 5/15/39
40,520	Total Louisiana			37,349,612
	Maryland – 0.7% (0.4% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	1,360,518
	9/01/26 – SYNCORA GTY Insured
1,205	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	Baa2	1,018,273
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured
1,390	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A2 (4)	1,604,394
	System, Series 2004A, 5.250%, 7/01/19 (Pre-refunded 7/01/14)
4,460	Total Maryland			3,983,185
	Massachusetts – 7.5% (4.5% of Total Investments)
1,625	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	1,524,136
	Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)
1,410	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	1,231,127
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	816,780
	5.700%, 10/01/34
9,175	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	BBB+	8,377,876
	System, Series 2001E, 5.700%, 10/01/25 – RAAI Insured
1,100	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	1/11 at 100.00	BBB	999,482
	Obligated Group, Series 1999A, 5.625%, 7/01/20
2,645	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	N/R	2,273,060
	Center Hospitals, Series 2002H, 5.000%, 5/15/25 – FGIC Insured
105	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	N/R (4)	115,286
	Center Hospitals, Series 2002H, 5.000%, 5/15/25 (Pre-refunded 5/15/12) – FGIC Insured
3,795	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A,	2/17 at 100.00	AAA	3,333,642
	4.500%, 8/01/46 – FSA Insured (UB)
	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
11,400	5.250%, 1/01/21 (Pre-refunded 1/01/13) – FSA Insured	1/13 at 100.00	AAA	12,808,354
1,850	5.250%, 1/01/21 (Pre-refunded 1/01/13) – FSA Insured	1/13 at 100.00	AAA	2,078,549
	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
2,250	5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A (4)	2,551,995
4,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A (4)	4,536,880
40,355	Total Massachusetts			40,647,167
	Michigan – 4.5% (2.7% of Total Investments)
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	4,459,346
7,955	0.000%, 12/01/22	No Opt. Call	AAA	4,378,909
8,260	0.000%, 12/01/23	No Opt. Call	AAA	4,263,234
8,575	0.000%, 12/01/24	No Opt. Call	AAA	4,168,994
1,200	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BB+	862,320
	6.000%, 7/01/35
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,449,000
	2006A, 5.000%, 12/01/31 (UB)
1,220	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	No Opt. Call	BB–	1,220,354
	Obligated Group, Series 1993A, 6.375%, 8/15/09
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	Baa3	242,746
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
3,270	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Series 2003,	5/13 at 100.00	AA–	3,366,563
	5.000%, 5/01/22
39,980	Total Michigan			24,411,466
	Minnesota – 4.1% (2.5% of Total Investments)
8,165	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A2	7,873,183
	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds,
	HealthPartners Inc., Series 2003:
1,000	6.000%, 12/01/18	12/13 at 100.00	Baa1	1,013,960
1,050	5.875%, 12/01/29	12/13 at 100.00	Baa1	973,088
2,400	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	2,555,952
	Series 2001A, 5.250%, 1/01/25 (Pre-refunded 1/01/11) – FGIC Insured
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	A (4)	3,193,620
	Bonds, Series 2001C, 5.250%, 1/01/26 (Pre-refunded 1/01/11) – FGIC Insured
290	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 –	8/09 at 100.00	Aa1	291,117
	MBIA Insured
300	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 1996G, 6.250%, 7/01/26	1/10 at 100.00	AA+	300,192
	(Alternative Minimum Tax)
625	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000C, 6.100%,	1/10 at 100.00	AA+	634,419
	7/01/30 (Alternative Minimum Tax)
860	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2,	1/11 at 101.00	AA+	871,060
	6.050%, 7/01/31 (Alternative Minimum Tax)
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,051,810
1,055	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1992B,	1/10 at 100.00	Aaa	1,074,739
	5.750%, 1/01/11 (ETM)
1,620	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.500%,	7/14 at 100.00	N/R (4)	1,875,587
	7/01/25 (Pre-refunded 7/01/14)
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BB+	858,050
	Series 2005, 6.000%, 11/15/25
22,365	Total Minnesota			22,566,777
	Mississippi – 0.7% (0.4% of Total Investments)
3,675	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	3,712,595
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 4.2% (2.5% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	1,695,700
	Services – Heisinger Project, Series 2004, 5.250%, 2/01/24
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	185,332
	Regional Hospital, Series 2006, 5.000%, 3/01/22
2,885	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	2,606,136
	Health System, Series 2004, 5.500%, 2/15/24
9,000	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B,	9/12 at 100.00	A+	9,392,040
	5.250%, 9/01/17 – FGIC Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	A	794,227
1,525	5.000%, 6/01/35	6/15 at 100.00	A	1,232,261
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	1,011,410
	2003, 5.125%, 5/15/24
1,200	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/14 at 100.00	BBB+	1,157,760
	System, Series 2003, 5.125%, 2/15/18
1,080	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AA–	1,097,118
	Series 2001A, 5.250%, 6/01/21 – AMBAC Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
170	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA– (4)	185,397
1,250	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA– (4)	1,363,213
2,000	5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA– (4)	2,181,140
23,090	Total Missouri			22,901,734
	Nebraska – 0.5% (0.3% of Total Investments)
1,470	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A, 5.250%,	4/13 at 100.00	AAA	1,503,296
	4/01/23 – FSA Insured
1,050	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AAA	1,459,710
	City 2, Series 2006A, 19.151%, 2/01/49 – AMBAC Insured (IF)
2,520	Total Nebraska			2,963,006
	Nevada – 4.0% (2.4% of Total Investments)
10,410	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AA (4)	11,734,568
	(Pre-refunded 6/15/12) – MBIA Insured
5,795	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AA–	5,821,309
	5.000%, 7/01/23 – AMBAC Insured
4,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	Aa3	4,045,680
	7/01/25 – FGIC Insured
1,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	Caa2	200,560
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
21,205	Total Nevada			21,802,117
	New Jersey – 6.9% (4.2% of Total Investments)
5,480	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aa3	5,793,237
	12/15/20 – FSA Insured
135	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aa3 (4)	156,322
	12/15/20 (Pre-refunded 12/15/13) – FSA Insured
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24	9/15 at 100.00	AA–	1,380,902
1,000	5.250%, 9/01/26	9/15 at 100.00	AA–	1,033,570
520	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	426,052
	University Hospital, Series 2007, 5.750%, 7/01/37
3,675	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/09 at 100.00	A+ (4)	3,616,678
	1997A, 5.650%, 5/01/40 – AMBAC Insured (Alternative Minimum Tax)
3,400	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	3,944,510
	5.500%, 6/15/22 (Pre-refunded 6/15/13)
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	3,703,521
	5.250%, 12/15/20
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	4,284,880
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/24 – FSA Insured	1/15 at 100.00	AAA	3,149,190
10,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	7,148,505
	Series 2007-1A, 5.000%, 6/01/29
3,055	Union County Utilities Authority, New Jersey, Solid Waste Facility Subordinate Lease Revenue	12/09 at 100.50	Baa3	2,847,016
	Bonds, Ogden Martin Systems of Union Inc., Series 1998A, 5.350%, 6/01/23 – AMBAC Insured
	(Alternative Minimum Tax)
39,515	Total New Jersey			37,484,383
	New York – 13.4% (8.1% of Total Investments)
5,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	A	5,011,900
	Center, Series 2005, 5.000%, 2/01/28 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,
	Series 1999:
1,975	6.375%, 7/01/16 – RAAI Insured	1/10 at 101.00	BBB–	1,996,567
2,080	6.375%, 7/01/17 – RAAI Insured	1/10 at 101.00	BBB–	2,102,422
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	1,576,050
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/19
1,250	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	1,238,638
	Civic Facility Project, Series 2005, 5.000%, 10/01/30
5,025	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	4,011,759
	2/15/47 – MBIA Insured
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	2,698,278
	5/01/33 – MBIA Insured
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,621,550
	Series 2004C, 5.000%, 2/01/22 (UB)
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,
	Series 2003B:
6,875	5.000%, 8/01/23 (UB)	8/13 at 100.00	AAA	7,200,600
7,260	5.000%, 8/01/24 (UB)	8/13 at 100.00	AAA	7,524,554
35	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	No Opt. Call	AA	35,022
2,150	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA	2,193,968
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M,	4/15 at 100.00	AA	5,118,500
	5.000%, 4/01/24 (UB)
4,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	4,213,960
1,855	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Trust 2364,	11/15 at 100.00	AAA	1,910,168
	16.543%, 11/15/44 – AMBAC Insured (IF)
	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C:
6,000	5.250%, 6/01/20	6/13 at 100.00	A+	6,273,300
5,100	5.250%, 6/01/21	6/13 at 100.00	A+	5,287,119
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
3,400	5.500%, 6/01/16	6/10 at 100.00	AA–	3,459,398
2,000	5.500%, 6/01/19	6/13 at 100.00	AA–	2,102,540
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	A	6,370,188
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – MBIA Insured (Alternative Minimum Tax)
72,555	Total New York			72,946,481
	North Carolina – 1.4% (0.9% of Total Investments)
1,775	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,488,835
	Bonds, Series 2008, Trust 1149, 14.459%, 1/15/47 (IF)
2,030	Durham Urban Redevelopment Authority, North Carolina, FHA-Insured Mortgage Loan Revenue Bonds,	8/09 at 103.00	AAA	2,086,759
	Durham Hosiery Mill, Series 1987, 7.500%, 8/01/29 (Alternative Minimum Tax)
435	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996JJ, 6.450%,	9/09 at 100.00	AA	435,331
	9/01/27 (Alternative Minimum Tax)
	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional
	Facilities, Series 2004A:
1,250	5.000%, 2/01/21	2/14 at 100.00	AA+	1,302,788
2,445	5.000%, 2/01/22	2/14 at 100.00	AA+	2,535,098
7,935	Total North Carolina			7,848,811
	North Dakota – 0.1% (0.1% of Total Investments)
470	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2000C,	7/10 at 100.00	Aa1	484,058
	6.150%, 7/01/31 (Alternative Minimum Tax)
	Ohio – 4.4% (2.7% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
85	5.125%, 6/01/24	6/17 at 100.00	BBB	70,019
900	5.875%, 6/01/30	6/17 at 100.00	BBB	634,068
845	5.750%, 6/01/34	6/17 at 100.00	BBB	546,301
1,965	5.875%, 6/01/47	6/17 at 100.00	BBB	1,128,165
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	3,518,670
	5.250%, 12/01/24 (Pre-refunded 12/01/14) – FSA Insured
	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2003C:
2,330	5.250%, 5/15/17 – MBIA Insured	5/13 at 100.00	AA	2,421,010
4,105	5.250%, 5/15/18 – MBIA Insured	5/13 at 100.00	AA	4,239,726
2,000	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	1/10 at 100.00	Aa2	1,965,300
	Courtyards of Kettering, Series 1998B-1, 5.550%, 1/01/40 (Alternative Minimum Tax)
5,550	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 101.00	N/R	4,487,675
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
6,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	5,169,180
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)
26,780	Total Ohio			24,180,114
	Oklahoma – 4.3% (2.6% of Total Investments)
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
500	5.375%, 9/01/29	9/16 at 100.00	BBB–	372,860
750	5.375%, 9/01/36	9/16 at 100.00	BBB–	521,783
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
4,440	5.000%, 2/15/37	2/17 at 100.00	A	3,915,592
1,020	5.000%, 2/15/42	2/17 at 100.00	A	876,098
10,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	8,327,200
	1/01/47 – FGIC Insured
5,000	Oklahoma State Student Loan Authority, Senior Lien Revenue Bonds, Series 2001A-1, 5.625%,	6/11 at 102.00	AAA	4,641,200
	6/01/31 (Alternative Minimum Tax)
99	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	82,082
	System, Series 2006, Trust 3500, 8.243%, 12/15/36 (IF)
5,460	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	4,947,087
	System, Series 2006, 5.000%, 12/15/36 (UB)
27,269	Total Oklahoma			23,683,902
	Oregon – 1.5% (0.9% of Total Investments)
7,860	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Sisters of Providence	10/14 at 100.00	AA	8,222,660
	Health System, Series 2004, 5.500%, 10/01/21 (UB)
	Pennsylvania – 2.6% (1.6% of Total Investments)
3,500	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A	3,560,550
	5.000%, 12/01/23 – MBIA Insured
1,500	Annville-Cleona School District, Lebanon County, Pennsylvania, General Obligation Bonds,	3/15 at 100.00	Aa3	1,613,760
	Series 2005, 6.000%, 3/01/28 – FSA Insured
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	342,780
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	Aa2	1,138,347
	Series 1997B, 5.700%, 7/01/27 – AMBAC Insured
5,850	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	5,269,856
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,033,300
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,075,557
	AMBAC Insured
14,450	Total Pennsylvania			14,034,150
	Rhode Island – 2.2% (1.4% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
7,700	6.000%, 6/01/23	6/12 at 100.00	BBB	7,178,556
6,000	6.125%, 6/01/32	6/12 at 100.00	BBB	4,985,040
13,700	Total Rhode Island			12,163,596
	South Carolina – 9.8% (6.0% of Total Investments)
9,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	9,117,540
	Assets for Education, Series 2003, 5.250%, 12/01/24
15,445	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA (4)	18,059,373
	2002, 5.875%, 12/01/17 (Pre-refunded 12/01/12)
2,500	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.000%,	5/13 at 100.00	AA–	2,503,200
	5/01/25 – AMBAC Insured
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 4.000%,	1/10 at 100.00	A	7,271,832
	1/01/23 – MBIA Insured
1,250	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	1,430,000
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
4,750	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	4,324,733
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue
	Bonds, Palmetto Health Alliance, Series 2003C:
1,335	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	1,559,721
165	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	194,708
4,450	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	5,115,676
550	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	638,655
3,280	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/12 at 100.00	BBB (4)	3,451,150
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)
50,325	Total South Carolina			53,666,588
	Tennessee – 0.9% (0.5% of Total Investments)
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	2,537,824
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
1,500	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,	3/10 at 101.00	A2	1,518,030
	6.000%, 3/01/19 – AMBAC Insured (Alternative Minimum Tax)
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
800	5.500%, 11/01/37	11/17 at 100.00	N/R	303,360
1,000	5.500%, 11/01/46	11/17 at 100.00	N/R	379,200
6,500	Total Tennessee			4,738,414
	Texas – 12.9% (7.8% of Total Investments)
5,810	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,297,616
	4.250%, 8/15/36 (UB)
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Caa3	2,413,095
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
10,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities	5/12 at 101.00	BBB–	9,327,000
	Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory
	put 5/15/17) (Alternative Minimum Tax)
3,345	Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series 2001, 5.625%, 2/15/19	2/12 at 100.00	Aa2 (4)	3,738,138
	(Pre-refunded 2/15/12)
5,000	Gulf Coast Industrial Development Authority, Texas, Waste Disposal Revenue Bonds, Valero	6/10 at 100.00	BBB	4,207,150
	Refining and Marketing Company Project, Series 1997, 5.600%, 12/01/31 (Alternative Minimum Tax)
	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,
	Memorial Hermann Healthcare System, Series 2004A:
1,000	5.000%, 12/01/20	12/14 at 100.00	A	984,640
1,000	5.000%, 12/01/21	12/14 at 100.00	A	967,740
2,500	5.125%, 12/01/22	12/14 at 100.00	A	2,407,475
2,800	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	A	2,384,900
	5.250%, 11/15/30 – MBIA Insured
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	4,146,840
	5/15/24 – FGIC Insured
10,850	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A–	4,013,524
	Project, Series 2001B, 0.000%, 9/01/25 – AMBAC Insured
725	Keller Independent School District, Tarrant County, Texas, Unlimited Tax General Obligation	8/11 at 100.00	AAA	741,566
	Refunding Bonds, Series 2001, 5.250%, 8/15/26
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	No Opt. Call	BBB–	751,016
1,250	5.125%, 8/15/26	No Opt. Call	BBB–	1,087,238
3,100	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	2,970,296
	5.750%, 1/01/38
2,000	Pearland Independent School District, Brazoria County, Texas, Unlimited Tax Schoolhouse Bonds,	2/11 at 100.00	AAA	2,139,360
	Series 2001A, 5.250%, 2/15/22 (Pre-refunded 2/15/11)
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	397,250
	2001C, 5.200%, 5/01/28
3,935	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	4,199,393
	Refunding Bonds, Series 2001, 5.125%, 2/01/26 (Pre-refunded 2/01/11)
7,100	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	6,730,516
	Series 2007A, 5.000%, 2/15/36 (UB)
3,755	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.390%, 4/01/33 (IF)	4/17 at 100.00	AA+	4,364,962
3,900	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2001,	12/11 at 101.00	AA+	3,919,110
	5.200%, 12/01/21 (Alternative Minimum Tax) (UB)
2,905	Weatherford Independent School District, Parker County, Texas, Unlimited Tax School Building	2/11 at 44.73	AAA	1,204,645
	and Refunding Bonds, Series 2001, 0.000%, 2/15/25
4,040	Weatherford Independent School District, Parker County, Texas, Unlimited Tax School Building	2/11 at 44.73	AAA	1,773,560
	and Refunding Bonds, Series 2001, 0.000%, 2/15/25 (Pre-refunded 2/15/11)
85,925	Total Texas			70,167,030
	Utah – 0.0% (0.0% of Total Investments)
100	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997C, 5.600%, 7/01/18	1/10 at 101.00	AAA	102,699
	(Alternative Minimum Tax)
65	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997E-2, 5.875%, 1/01/19	1/10 at 100.00	AAA	67,386
	(Alternative Minimum Tax)
165	Total Utah			170,085
	Washington – 9.6% (5.8% of Total Investments)
15,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AA	13,297,798
	Series 2002A, 5.450%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)
6,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	Aaa	6,588,600
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	Aaa	5,475,950
	2003A, 5.500%, 7/01/16 (UB)
10,080	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2002,	6/12 at 100.00	AA+	11,143,238
	5.500%, 12/01/16 – FGIC Insured
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42 (WI/DD,	1/19 at 100.00	AA+	2,518,350
	Settling 8/12/09)
6,965	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.250%, 9/01/22 – FGIC Insured	9/12 at 100.00	A1	7,078,878
2,820	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	12/14 at 100.00	A3	2,922,535
	5.375%, 12/01/19 – MBIA Insured
2,500	Snohomish County, Washington, Limited Tax General Obligation Bonds, Series 2001, 5.125%,	12/11 at 100.00	AA	2,617,025
	12/01/22 – MBIA Insured
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	687,810
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
51,865	Total Washington			52,330,184
	West Virginia – 1.5% (0.9% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	4,926,000
	Series 2003L, 5.500%, 10/01/22
1,000	Pleasants County, West Virginia, Pollution Control Revenue Bonds, West Penn Power Company	10/09 at 101.00	Baa3	873,740
	Pleasants Station Project, Series 1999E, 5.500%, 4/01/29 – AMBAC Insured (Alternative
	Minimum Tax)
2,355	West Virginia University, Unlimited Tax General Revenue Bonds, Student Fees, Series 2004C,	10/14 at 100.00	A+	2,398,827
	5.000%, 10/01/24 – FGIC Insured
8,355	Total West Virginia			8,198,567
	Wisconsin – 3.3% (2.0% of Total Investments)
5,105	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	2/10 at 100.00	A3	4,538,600
	Series 1999A, 5.600%, 2/15/29
315	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	234,581
	Healthcare, Series 2006, 5.000%, 5/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	924,060
	Series 2004, 5.750%, 5/01/24
3,215	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	8/09 at 100.00	A	3,215,064
	Series 1997, 5.625%, 2/15/17 – MBIA Insured
4,530	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	3,389,979
	Healthcare System, Series 2006, 5.250%, 8/15/34
5,300	Wisconsin State, General Obligation Bonds, Series 2006, 4.750%, 5/01/25 – FGIC Insured (UB)	5/16 at 100.00	AA	5,452,799
19,465	Total Wisconsin			17,755,083
	Wyoming – 0.4% (0.2% of Total Investments)
2,750	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB	2,243,122
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 1,048,114	Total Long-Term Investments (cost $901,945,256) – 162.9%			887,824,270
	Short-Term Investments – 2.3% (1.4% of Total Investments)
	Connecticut – 0.9% (0.5% of Total Investments)
$ 4,730	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate	No Opt. Call	A-1+	4,730,000
	Demand Obligations, Trust 2862, 0.300%, 7/01/15 (5)
	Maryland – 0.9% (0.6% of Total Investments)
1,950	Maryland Health and Higher Educational Facilities Authority, Goucher College, Variable Rate Demand	No Opt. Call	A-1	1,950,000
	Obligations, Series 2007, 0.370%. 7/01/37 (5)
3,000	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Variable Rate	7/17 at 100.00	A-1	3,000,000
	Demand Obligations, Series 2008, Trust R-11436, 0.410%, 7/01/34 – FSA Insured (5)
4,950	Total Maryland			4,950,000
	Texas – 0.5% (0.3% of Total Investments)
3,000	Red River Authority, Texas, Pollution Control Revenue Bonds, Southwestern Public Service Company,	11/09 at 100.00	A-1+	3,000,000
	Variable Rate Demand Obligations, Series 1996, 8.500%, 7/01/16 – AMBAC Insured (5)
$ 12,680	Total Short-Term Investments (cost $12,680,000)			12,680,000
	Total Investments (cost $914,625,256) – 165.2%			900,504,270
	Floating Rate Obligations – (15.7)%			(85,789,000)
	Other Assets Less Liabilities – 1.4%			8,021,813
	Preferred Shares, at Liquidation Value – (50.9)% (6)			(277,675,000)
	Net Assets Applicable to Common Shares – 100%			$ 545,062,083

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$887,824,270	$ —	$887,824,270
Short-Term Investments	—	12,680,000	—	12,680,000
Total	$ —	$900,504,270	$ —	$900,504,270

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $828,568,226.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 34,523,267
Depreciation	(48,346,578)
Net unrealized appreciation (depreciation) of investments	$(13,823,311)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.8%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund 2, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009